Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Aug 19, 2011
Registrant Name	dei_EntityRegistrantName	Legg Mason Global Asset Management Trust
Central Index Key	dei_EntityCentralIndexKey	0001474103
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug 19, 2011
Document Effective Date	dei_DocumentEffectiveDate	Aug 19, 2011
Prospectus Date	rr_ProspectusDate	May 1, 2011

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

SUPPLEMENT DATED AUGUST 19, 2011

TO THE SUMMARY PROSPECTUS, PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2011 OF

LEGG MASON BW INTERNATIONAL OPPORTUNITIES BOND FUND

The following affects the fund's summary prospectus, prospectus and statement of additional information:

The fund's Board of Trustees voted on August 18, 2011 to remove the Redemption Fee of the fund effective October 1, 2011. All references to the Redemption Fee are hereby removed from the fund's summary prospectus, prospectus and statement of additional information.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Legg Mason Global Asset Management Trust
Prospectus Date	rr_ProspectusDate	May 1, 2011
Supplement [Text Block]	cik0001474103_SupplementTextBlock

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

SUPPLEMENT DATED AUGUST 19, 2011

TO THE SUMMARY PROSPECTUS, PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2011 OF

LEGG MASON BW INTERNATIONAL OPPORTUNITIES BOND FUND

The following affects the fund's summary prospectus, prospectus and statement of additional information:

The fund's Board of Trustees voted on August 18, 2011 to remove the Redemption Fee of the fund effective October 1, 2011. All references to the Redemption Fee are hereby removed from the fund's summary prospectus, prospectus and statement of additional information.

Legg Mason BW International Opportunities Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001474103_SupplementTextBlock

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

SUPPLEMENT DATED AUGUST 19, 2011

TO THE SUMMARY PROSPECTUS, PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2011 OF

LEGG MASON BW INTERNATIONAL OPPORTUNITIES BOND FUND

The following affects the fund's summary prospectus, prospectus and statement of additional information:

The fund's Board of Trustees voted on August 18, 2011 to remove the Redemption Fee of the fund effective October 1, 2011. All references to the Redemption Fee are hereby removed from the fund's summary prospectus, prospectus and statement of additional information.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 1, 2011